Other Assets	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Other Assets
17.	OTHER ASSETS

			December 31,
	Note		2019	2020
			RMB	RMB
Contract costs	(i	)	988	1,151
Installation fees			56	16
Other long-term prepaid expenses and receivables			3,643	5,385

			4,687	6,552

Note:
(i)
Contract costs capitalized as of December 31, 2019 and 2020 mainly relate to the incremental sales commissions paid to third party agents whose selling activities resulted in subscribers entering into telecommunications service agreements with the Group and the cost of installing terminal equipment at subscribers’ homes for the provision of Smart Family services of the Group. The amount of capitalized costs recognized in profit or loss during the years ended December 31, 2019 and 2020 was RMB1,367 and RMB1,234, respectively. There was no impairment in relation to the opening balance of capitalized costs or the costs capitalized during the year.